Related Party Transactions - Other Agreements (Details) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Non-cash distributions to affiliates for conveyance of assets				$ 576,000,000	$ 0	$ 6,000,000
LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Operating Lease Liability Noncurrent—Affiliate		$ 15,000,000		15,000,000	15,000,000
SPLNG [Member] | LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Annual Sublease Payment		$ 1,000,000		$ 1,000,000
Review Period for Inflation Adjustment		5 years		5 years
SPLNG [Member] | Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Non-cash distributions to affiliates for conveyance of assets	$ 576,000,000	$ 0	$ 0		$ 0	$ 6,000,000
Cheniere [Member] | Tax Sharing Agreement [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net		$ 0		$ 0